Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Allocation of Expense Reflected in the Combined Statements of Operations	These allocations were reflected as follows in the combined statements of operations:

	Nine months ended September 30,	Year ended December 31,
	2016	2015
Costs of goods sold	$67	$78
Selling, general and administrative	114	158
Depreciation and amortization	5	7
Total allocations from RRD	$186	$243